Goodwill and Other Intangible Assets, Net	12 Months Ended
Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Other Intangible Assets, Net
GOODWILL AND OTHER INTANGIBLE ASSETS, NET
Goodwill
A summary of the activity and balances in goodwill accounts by reporting segment follows:

	Balance as of December 31, 2014	Acquisitions	Adjustments to Acquisitions	Balance as of December 31, 2015
Group 1	$5,235.4	$9.7	$3.0	$5,248.1
Group 2	5,595.5	302.6	(0.7)	5,897.4
Total	$10,830.9	$312.3	$2.3	$11,145.5

	Balance as of December 31, 2013	Acquisitions	Adjustments to Acquisitions	Balance as of December 31, 2014
Group 1	$5,158.9	$77.0	$(0.5)	$5,235.4
Group 2	5,565.2	31.7	(1.4)	5,595.5
Total	$10,724.1	$108.7	$(1.9)	$10,830.9

Adjustments to acquisitions during the year ended December 31, 2015 primarily related to working capital and deferred taxes, which were recorded to goodwill in purchase accounting. During 2014, adjustments to acquisitions related to deferred tax asset adjustments resulting from the exercise of legacy Allied stock options.
Other Intangible Assets, Net
Other intangible assets, net, include values assigned to customer relationships, franchise agreements, other municipal agreements, non-compete agreements and trade names, and are amortized over periods ranging from 1 to 20 years. A summary of the activity and balances by intangible asset type follows:

	Gross Intangible Assets			Accumulated Amortization			Other Intangible Assets, Net as of December 31, 2015
	Balance as of December 31, 2014	Acquisitions	Balance as of December 31, 2015	Balance as of December 31, 2014	Additions Charged to Expense	Balance as of December 31, 2015
Customer relationships, franchise and other municipal agreements	$641.2	$10.4	$651.6	$(369.1)	$(61.9)	$(431.0)	$220.6
Non-compete agreements	26.8	4.0	30.8	(18.2)	(3.9)	(22.1)	8.7
Other intangible assets	65.2	0.4	65.6	(47.0)	(1.5)	(48.5)	17.1
Total	$733.2	$14.8	$748.0	$(434.3)	$(67.3)	$(501.6)	$246.4

	Gross Intangible Assets			Accumulated Amortization			Other Intangible Assets, Net as of December 31, 2014
	Balance as of December 31, 2013	Acquisitions	Balance as of December 31, 2014	Balance as of December 31, 2013	Additions Charged to Expense	Balance as of December 31, 2014
Customer relationships, franchise and other municipal agreements	$598.9	$42.3	$641.2	$(309.7)	$(59.4)	$(369.1)	$272.1
Non-compete agreements	23.6	3.2	26.8	(14.8)	(3.4)	(18.2)	8.6
Other intangible assets	63.9	1.3	65.2	(46.1)	(0.9)	(47.0)	18.2
Total	$686.4	$46.8	$733.2	$(370.6)	$(63.7)	$(434.3)	$298.9

Based on the amortizable intangible assets recorded in the consolidated balance sheet as of December 31, 2015, amortization expense for each of the next five years is estimated as follows:

2016	$66.3
2017	64.3
2018	51.8
2019	9.2
2020	7.0